Share Options, Nonemployees (Detail) - Non Employee - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	57,000	57,000	125,300
Number of shares, Exercised	(57,000)		(68,300)
Number of shares, Outstanding, Ending		57,000	57,000	125,300
Weighted-average exercise price, Outstanding, Beginning			$ 0.15
Number of shares, Exercisable	0
Weighted-average exercise price, Exercised	$ 0	$ 0	$ 0
Weighted-average exercise price, Outstanding, Ending				$ 0.15
Aggregated intrinsic value, Outstanding, Beginning	$ 96	$ 184	$ 382
Weighted-average exercise price: Exercisable	$ 0
Outstanding, September 30, 2016		$ 96	$ 184	$ 382
Weighted-average remaining contractual term (years), Outstanding	0 years	6 months 18 days	1 year 6 months 18 days	2 years 6 months 18 days
Exercisable at September 30, 2018	$ 0
Weighted-average remaining contractual term (years), Exercisable	0 years